SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 vessel carrier segment	Dec. 31, 2023 vessel carrier	Sep. 30, 2023 vessel
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of reportable segments | segment	1
Number of car carriers | carrier	7
Evergreen Marine
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs redelivered	5		1
Time charter term (in years)	5 years
Maersk A/S (“Maersk”) | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered	14	16
Concentration risk, percentage	23.00%	28.00%
Volkswagen Group | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of car carriers | carrier	4	3
Concentration risk, percentage	8.00%	3.00%
Trafigura | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered	7	7
Concentration risk, percentage	7.00%	8.00%
Hapag Lloyd | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered	6	1
Concentration risk, percentage	6.00%	1.00%
Conocophillips | Revenue Benchmark | Customer Concentration Risk
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Number of vessels and rigs chartered	1	1
Concentration risk, percentage	7.00%	10.00%